Employee Share Options - Schedule of Assumptions Used (Detail)	0 Months Ended
Sep. 30, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-fee interest rate	0.96%
Dividend yield
Expected volatility range	43.98%
Expected term	5 years 3 months